CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Preferred Stock Series A Convertible [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares Subscribed [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Dec. 21, 2001
Common stock issued for cash		$ 9,620	$ 87,780				$ 97,400
Common stock issued for cash (Shares)		9,620,000
Net loss for the year					(11,327)		(11,327)
Ending Balance at Jan. 31, 2002		9,620	87,780		(11,327)		86,073
Ending Balance (Shares) at Jan. 31, 2002		9,620,000
Net loss for the year					(58,694)		(58,694)
Ending Balance at Jan. 31, 2003		9,620	87,780		(70,021)		27,379
Ending Balance (Shares) at Jan. 31, 2003		9,620,000
Net loss for the year					(31,390)		(31,390)
Ending Balance at Jan. 31, 2004		9,620	87,780		(101,411)		(4,011)
Beginning Balance (Shares) at Jan. 31, 2004		9,620,000
Common stock issued for cash (Shares)	2,000
Stock returned to treasury		(4,600)	4,600
Stock returned to treasury (Shares)		(4,600,000)
Preferred stock issued for cash	2		1,997,498				1,997,500
Stock issued to acquire wholly-owned subsidiary		833	32,500				33,333
Stock issued to acquire wholly-owned subsidiary (Shares)		833,333
Stock issued to acquire a mineral property		834	32,500				33,334
Stock issued to acquire a mineral property (Shares)		833,333
Stock dividend		13,373	(13,373)
Common stock issued for services		200	2,460				2,660
Common stock issued for services (Shares)		200,000
Stock-based compensation (Shares)		13,373,332
Net loss for the year					(2,293,257)		(2,293,257)
Ending Balance at Jan. 31, 2005	2	20,260	2,143,965		(2,394,668)		(230,441)
Ending Balance (Shares) at Jan. 31, 2005	2,000	20,259,998
Conversion of preferred stock	(2)	2,222	(2,220)
Conversion of preferred stock (Shares)	(2,000)	2,222,223
Common stock issued for cash		667	199,333				200,000
Common stock issued for cash (Shares)		666,667
Stock returned to treasury		(4,750)	(58,417)				(63,167)
Stock returned to treasury (Shares)		(4,749,998)
Stock-based compensation			164,521				164,521
Non-cash interest			333,333				333,333
Net loss for the year					(1,478,308)		(1,478,308)
Ending Balance at Jan. 31, 2006		18,399	2,780,515		(3,872,976)		(1,074,062)
Ending Balance (Shares) at Jan. 31, 2006		18,398,890
Conversion of promissory note		833	249,167				250,000
Conversion of promissory note (Shares)		833,333
Common stock issued for cash		1,535	1,532,965				1,534,500
Common stock issued for cash (Shares)		1,534,500
Cost of issuing stock			(78,750)				(78,750)
Exercise of stock options		200	49,800				50,000
Exercise of stock options (Shares)		200,000
Common stock issued for services		30	49,470				49,500
Common stock issued for services (Shares)		30,000
Stock-based compensation			477,592				477,592
Net loss for the year					(2,331,509)		(2,331,509)
Ending Balance at Jan. 31, 2007		20,997	5,060,759		(6,204,485)		(1,122,729)
Ending Balance (Shares) at Jan. 31, 2007		20,996,723
Conversion of promissory note		3,720	1,386,348				1,390,068
Conversion of promissory note (Shares)		3,720,776
Common stock issued for cash		1,931	2,224,933				2,226,864
Common stock issued for cash (Shares)		1,930,720
Common stock issued for finders fee		180					180
Common stock issued for finders fee (Shares)		180,000
Cost of issuing stock			(12,708)				(12,708)
Exercise of warrants		667	266,000				266,667
Exercise of warrants (Shares)		666,667
Exercise of stock options		666	214,001				214,667
Exercise of stock options (Shares)		666,667
Common stock issued for services		150	202,350				202,500
Common stock issued for services (Shares)		150,000
Stock-based compensation			928,176				928,176
Net loss for the year					(3,688,314)		(3,688,314)
Ending Balance at Jan. 31, 2008		28,311	10,269,859		(9,892,799)		405,371
Ending Balance (Shares) at Jan. 31, 2008		28,311,553
Common stock issued for cash		4,280	4,050,720				4,055,000
Common stock issued for cash (Shares)		4,279,000
Cost of issuing stock			(330,893)				(330,893)
Debt discount			49,985				49,985
Stock-based compensation			147,133				147,133
Net loss for the year					(4,527,835)		(4,527,835)
Ending Balance at Jan. 31, 2009		32,591	14,186,804		(14,420,634)		(201,239)
Ending Balance (Shares) at Jan. 31, 2009		32,590,553
Conversion of promissory note		1,500	148,500				150,000
Equity component of convertible debenture			(44,102)				(44,102)
Common stock issued for cash		9,056	5,180,691				5,189,747
Common stock issued for cash (Shares)		9,056,201
Cost of issuing stock			(240,584)				(240,584)
Exercise of warrants		500	119,500				120,000
Exercise of warrants (Shares)		500,000
Exercise of stock options		275	77,725				78,000
Exercise of stock options (Shares)		275,000
Stock-based compensation			566,923				566,923
Net loss for the year					(2,658,296)		(2,658,296)
Unrealized foreign exchange gain (loss)						(30,213)	(30,213)
Partial conversion of convertible debenture (Shares)		1,500,000
Ending Balance at Jan. 31, 2010		43,922	19,995,457		(17,078,930)	(30,213)	2,930,236
Ending Balance (Shares) at Jan. 31, 2010		43,921,754
Common stock issued for cash		10,805	7,109,264				7,120,069
Common stock issued for cash (Shares)		10,804,706
Exercise of warrants		1,403	502,036				503,439
Exercise of warrants (Shares)		1,403,128
Exercise of stock options		458	163,476				163,934
Exercise of stock options (Shares)		458,334
Shares subscribed				104,380			104,380
Stock-based compensation			556,875				556,875
Net loss for the year					(5,164,198)		(5,164,198)
Unrealized foreign exchange gain (loss)						30,213	30,213
Ending Balance at Jan. 31, 2011		56,588	28,327,108	104,380	(22,243,128)		6,244,948
Ending Balance (Shares) at Jan. 31, 2011		56,587,922
Common stock issued for cash		10,120,058					10,120,058
Common stock issued for cash (Shares)		8,700,000
Warrants issued for cash			54,377				54,377
Cost of issuing stock		(1,109,591)	124,343				(985,248)
Exercise of warrants		773,728	1,680,370	(104,380)			2,349,718
Exercise of warrants (Shares)		4,906,895
Exercise of stock options		251,080	301,620				552,700
Exercise of stock options (Shares)		1,242,500
Reallocation upon re-domicile		25,131,164	(25,131,164)
Stock-based compensation			647,382				647,382
Non-cash interest							0
Cost of issuing warrants for cash			(9,589)				(9,589)
Net loss for the year					(8,998,382)		(8,998,382)
Foreign currency translation (loss)						19,844	19,844
Ending Balance at Jan. 31, 2012		35,223,027	5,994,447		(31,241,510)	19,844	9,995,808
Ending Balance (Shares) at Jan. 31, 2012		71,437,317
Exercise of stock options		81,600					81,600
Exercise of stock options (Shares)		240,000
Stock-based compensation			883,210				883,210
Non-cash interest							0
Net loss for the year					(7,927,950)		(7,927,950)
Foreign currency translation (loss)						(44,182)	(44,182)
Ending Balance at Jan. 31, 2013		35,304,627	6,877,657		(39,169,460)	(24,338)	2,988,486
Ending Balance (Shares) at Jan. 31, 2013		71,677,317
Common stock issued for cash		2,014,889	418,258				2,433,147
Common stock issued for cash (Shares)		8,874,824
Stock-based compensation			948				948
Non-cash interest							32,697
Net loss for the year					(3,963,490)		(3,963,490)
Foreign currency translation (loss)						(18,689)	(18,689)
Issuance of convertible debenture			2,300,000				2,300,000
Partial conversion of convertible debenture		1,686,274	(1,686,274)
Partial conversion of convertible debenture (Shares)		7,440,834
Ending Balance at Jan. 31, 2014		$ 39,005,790	$ 7,910,589		$ (43,132,950)	$ (43,027)	$ 3,740,402
Ending Balance (Shares) at Jan. 31, 2014		87,992,975